Fair Value Measurement - Quantitative Information about Level 3 Fair Value Measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Impaired Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Estimate	$ 952	$ 759
Impaired Loans [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Other Real Estate Owned [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Estimate	$ 37	$ 109
Other Real Estate Owned [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Maximum [Member] | Impaired Loans [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	67.00%	30.00%
Fair Value Assumptions, Liquidation expense	10.00%	10.00%
Fair Value Assumptions, Holding period	30 months	30 months
Maximum [Member] | Other Real Estate Owned [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	30.00%	30.00%
Fair Value Assumptions, Liquidation expense	10.00%	10.00%
Minimum [Member] | Impaired Loans [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	10.00%	10.00%
Fair Value Assumptions, Liquidation expense	0.00%	0.00%
Fair Value Assumptions, Holding period	0 months	0 months
Minimum [Member] | Other Real Estate Owned [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	10.00%	10.00%
Fair Value Assumptions, Liquidation expense	0.00%	0.00%
Weighted Average [Member] | Impaired Loans [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	64.00%	10.00%
Fair Value Assumptions, Liquidation expense	4.00%	10.00%
Fair Value Assumptions, Holding period	19 months	17 months
Weighted Average [Member] | Other Real Estate Owned [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	10.00%	10.00%
Fair Value Assumptions, Liquidation expense	10.00%	10.00%